FINANCIAL INSTRUMENTS, Offsetting Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Liabilities [Member]
Net Financial Liabilities [Abstract]
Gross Amount Recognized	€ 11.5	€ 55.9	€ 37.6
Gross Amounts Not Offset Permitted Under Master Netting Agreements	(2.8)	(8.5)	(5.2)
Net Amount	8.7	47.4	32.4
Derivative Assets [Member]
Net Financial Assets [Abstract]
Gross Amount Recognized	32.1	16.4	10.8
Gross Amounts Not Offset Permitted Under Master Netting Agreements	(2.8)	(8.5)	(5.2)
Net Amount	€ 29.3	€ 7.9	€ 5.6